SUBSEQUENT EVENTS (Details Narrative) - USD ($)											12 Months Ended
	Jan. 07, 2022	Nov. 29, 2021	Aug. 19, 2021	Aug. 13, 2021	Aug. 09, 2021	Aug. 03, 2021	Jul. 08, 2021	Jun. 28, 2021	Jun. 02, 2021	Jun. 02, 2021	Dec. 10, 2022	Oct. 06, 2022	Dec. 10, 2021	Nov. 30, 2021	Nov. 28, 2021	Sep. 17, 2021	Aug. 04, 2021	Jul. 22, 2021	Jun. 17, 2021	May 31, 2021	May 31, 2020	May 29, 2020
Subsequent Event [Line Items]
Accounts receivable – trade, net														$ 142,577,549						$ 20,369,747	$ 7,932,310
Number of shares issued				125,692,224
Description of reverse stock split		1-for-300 to 1-for-400
Common Stock, Shares Authorized		250,000,000												800,000,000	800,000,000					800,000,000	800,000,000
Preferred stock, par value														$ 0.001						$ 0.001	$ 0.001
Preferred stock, shares authorized														5,000,000						5,000,000	5,000,000
Series C Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, par value														$ 0.001
Preferred stock, shares authorized														200
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock, par value														$ 0.001
Preferred stock, shares authorized														200
Two Thousand And Twenty Plan [Member]
Subsequent Event [Line Items]
Shares issued		1,500,000
TBK Agreement [Member]
Subsequent Event [Line Items]
Lesser received from amount									$ 30,000,000	$ 30,000,000
Line of credit														$ 40,000,000.0
TBK Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Line of credit																$ 47,500,000	$ 40,000,000.0
TBK Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Line of credit																$ 40,000,000.0	30,000,000.0
TBK Agreement [Member] | Corefund Capital, LLC [Member]
Subsequent Event [Line Items]
Accounts receivable – trade, net																			$ 2,000,000.0
TBK Agreement [Member] | Corefund Capital, LLC [Member] | Maximum [Member]
Subsequent Event [Line Items]
Accounts receivable – trade, net																						$ 25,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued				125,692,224
Number of common shares description			The Qualified Financing Registration Statement shall include Registrable Securities only on behalf of 3a Capital Establishment, comprised of 25,000,000 shares of Common Stock currently held by 3a Capital Establishment, which, if such 25,000,000 shares is not equal to $1,000,000 of value valued at the lowest price at which shares of Common Stock are issued in the Qualified Financing, shall be increased or decreased to a number of shares of Common Stock equal to $1,000,000 valued at the lowest price at which shares of Common Stock are issued in the Qualified Financing.
Subsequent Event [Member] | Series C Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued													194.66
Preferred stock, par value													$ 0.001
Subsequent Event [Member] | Series D Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Shares issued													191.45
Preferred stock, par value													$ 0.001
Capital stock percentage											12.48%
Subsequent Event [Member] | Series B Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Number of shares issued				19,200
Subsequent Event [Member] | 10% Secured Subordinated Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt instrument extend maturity date										Jan. 28, 2021
Subsequent Event [Member] | Trillium Note and 3a Note [Member]
Subsequent Event [Line Items]
Principal amount									$ 916,666	$ 916,666
Subsequent Event [Member] | Noteholder [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount								$ 71,855.20
Debt instrument convertible share amount								40,000,000
Conversion price per share								$ 0.00179638
Subsequent Event [Member] | Convertible Notes [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount					$ 12,820.83	$ 24,418.89	$ 15,620.83
Debt instrument convertible share amount					7,137,037	13,593,388	8,695,727
Conversion price per share					$ 0.00179638	$ 0.00179638	$ 0.00179638
Subsequent Event [Member] | 10% Promissory Note [Member] | Trillium Partners L.P [Member]
Subsequent Event [Line Items]
Principal amount																		$ 1,000,000
Subsequent Event [Member] | Paycheck Protection Program [Member]
Subsequent Event [Line Items]
Principal amount					$ 358,236
Subsequent Event [Member] | Investors [Member] | Trillium Note [Member]
Subsequent Event [Line Items]
Debt instrument extend maturity date									Oct. 08, 2020
Principal amount									$ 1,111,000	1,111,000
Subsequent Event [Member] | Investors [Member] | 10% Secured Subordinated Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Principal amount												$ 1,111,000
Subsequent Event [Member] | TBK Agreement [Member]
Subsequent Event [Line Items]
Lesser received from amount									$ 30,000,000	$ 30,000,000
Subsequent Event [Member] | TBK Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Line of credit																	40,000,000
Subsequent Event [Member] | TBK Agreement [Member] | Minimum [Member]
Subsequent Event [Line Items]
Line of credit																	$ 30,000,000
Subsequent Event [Member] | Amended Exchange Agreement [Member]
Subsequent Event [Line Items]
Principal amount													$ 3,861,160
Shares issued													1,140,956,904
Preferred Stock, Value, Issued													$ 10,000
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Principal amount	$ 1,000,000
Subsequent Event [Member] | Purchase Agreement [Member] | Notes [Member]
Subsequent Event [Line Items]
Principal amount	2,000,000
Debt Instrument, Periodic Payment, Interest	$ 90,000